Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Numerator: Net income allocable to Class A common stock subject to possible redemption
Accretion of interest income on marketable securities held in trust		$ 25,475	$ 33,929
Less: interest available to be withdrawn for payment of taxes		$ (25,475)	(33,929)
Net income allocable to Class A common stock subject to possible redemption
Denominator: Weighted Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)		34,500,000	34,500,000
Redeemable Class A Common Stock, basic and diluted weighted average shares outstanding (in Dollars per share)		$ 0.00	$ 0.00
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$ (3,543)	$ 8,318,874	$ 7,164,743
Less: Net income allocable to Class A common stock subject to possible redemption		(25,475)	(33,929)
Non-Redeemable Net Income		$ 8,293,399	$ 7,130,814
Denominator: Weighted Average Non-Redeemable Class A and Class B common stock
Non-Redeemable Class A and Class B common stock, basic and diluted weighted average shares outstanding (in Shares)		8,625,000	8,258,287
Basic and diluted net income per share, Class A and Class B common stock (in Dollars per share)		$ 0.96	$ 0.86